Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000085498 | Welltower, Inc. - ABFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085498 | Prologis, Inc. - ABFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085498 | Equinix, Inc. - ABFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085498 | Digital Realty Trust, Inc. - ABFR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085498 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085498 | Simon Property Group, Inc. - ABFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085498 | iShares Global Energy ETF - ABFR_464287341
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085498 | Shell PLC - ABFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085498 | Extra Space Storage, Inc. - ABFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085498 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085498 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000085498 | 16678430
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085498 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000085498 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000085498 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085498 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085498 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085498 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085498 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085498 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085498 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085498 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085498 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085498 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085498 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085498 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085498 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085498 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000085498 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000085498 | Commodity Related Derivatives
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000085498 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000085498 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000085498 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000085498 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085499 | Welltower, Inc. - ABFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085499 | Prologis, Inc. - ABFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085499 | Equinix, Inc. - ABFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085499 | Digital Realty Trust, Inc. - ABFR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085499 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085499 | Simon Property Group, Inc. - ABFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085499 | iShares Global Energy ETF - ABFR_464287341
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085499 | Shell PLC - ABFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085499 | Extra Space Storage, Inc. - ABFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085499 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085499 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000085499 | 16678430
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085499 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000085499 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000085499 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085499 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085499 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085499 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085499 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085499 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085499 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085499 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085499 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085499 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085499 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085499 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085499 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085499 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000085499 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000085499 | Commodity Related Derivatives
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000085499 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000085499 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000085499 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000085499 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085496 | Welltower, Inc. - ABFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085496 | Prologis, Inc. - ABFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085496 | Equinix, Inc. - ABFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085496 | Digital Realty Trust, Inc. - ABFR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085496 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085496 | Simon Property Group, Inc. - ABFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085496 | iShares Global Energy ETF - ABFR_464287341
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085496 | Shell PLC - ABFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085496 | Extra Space Storage, Inc. - ABFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085496 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085496 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000085496 | 16678430
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085496 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000085496 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000085496 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085496 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085496 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085496 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085496 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085496 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085496 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085496 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085496 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085496 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085496 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085496 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085496 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085496 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000085496 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000085496 | Commodity Related Derivatives
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000085496 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000085496 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000085496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000085496 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085497 | Welltower, Inc. - ABFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000085497 | Prologis, Inc. - ABFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000085497 | Equinix, Inc. - ABFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085497 | Digital Realty Trust, Inc. - ABFR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085497 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085497 | Simon Property Group, Inc. - ABFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085497 | iShares Global Energy ETF - ABFR_464287341
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085497 | Shell PLC - ABFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085497 | Extra Space Storage, Inc. - ABFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085497 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085497 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000085497 | 16678430
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085497 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000085497 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000085497 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000085497 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085497 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085497 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085497 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085497 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085497 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085497 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085497 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085497 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085497 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085497 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085497 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085497 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000085497 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000085497 | Commodity Related Derivatives
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000085497 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000085497 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000085497 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000085497 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000139941 | Welltower, Inc. - ABFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000139941 | Prologis, Inc. - ABFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000139941 | Equinix, Inc. - ABFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139941 | Digital Realty Trust, Inc. - ABFR_253868103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000139941 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139941 | Simon Property Group, Inc. - ABFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139941 | iShares Global Energy ETF - ABFR_464287341
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139941 | Shell PLC - ABFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000139941 | Extra Space Storage, Inc. - ABFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000139941 | NVIDIA Corp. - ABFR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000139941 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000139941 | 16678430
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000139941 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000139941 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000139941 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000139941 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139941 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000139941 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139941 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139941 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000139941 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000139941 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000139941 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000139941 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000139941 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139941 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000139941 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000139941 | North America
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000139941 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000139941 | Commodity Related Derivatives
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000139941 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000139941 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000139941 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000139941 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082623 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000082623 | Buy
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000082623 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000082623 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082623 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082623 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000082623 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082623 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082623 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082623 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082623 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082623 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082623 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085359 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000085359 | Buy
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000085359 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000085359 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000085359 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000085359 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000085359 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085359 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085359 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085359 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085359 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085359 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085359 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085438 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000085438 | Buy
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000085438 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000085438 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000085438 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000085438 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000085438 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085438 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085438 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085438 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085438 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085438 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085438 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082621 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000082621 | Buy
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000082621 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000082621 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082621 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082621 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000082621 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082621 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082621 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082621 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082621 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082621 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082621 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082622 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000082622 | Buy
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000082622 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000082622 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000082622 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082622 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000082622 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000082622 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082622 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082622 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082622 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082622 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082622 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085437 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000085437 | Buy
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000085437 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000085437 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000085437 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000085437 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000085437 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085437 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085437 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085437 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085437 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085437 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085437 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152483 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000152483 | Buy
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000152483 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000152483 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000152483 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152483 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152483 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152483 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152483 | AssetGovernments - Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152483 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152483 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000152483 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161781 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161781 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	112.40%
C000161781 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161781 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161781 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161781 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161781 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161781 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161781 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161781 | 16673238
Holdings [Line Items]
Percent of Net Asset Value	(21.90%)
C000161781 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161781 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161781 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161781 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161781 | Country SummaryDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161781 | Country SummaryRomania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161781 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161781 | North America
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161781 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000161781 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161781 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161781 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161781 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161781 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161781 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161781 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000161781 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000161781 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161779 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161779 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	112.40%
C000161779 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161779 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161779 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161779 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161779 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161779 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161779 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161779 | 16673238
Holdings [Line Items]
Percent of Net Asset Value	(21.90%)
C000161779 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161779 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161779 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161779 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161779 | Country SummaryDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161779 | Country SummaryRomania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161779 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161779 | North America
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161779 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000161779 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161779 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161779 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161779 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161779 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161779 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161779 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000161779 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000161779 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161780 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161780 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	112.40%
C000161780 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161780 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161780 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161780 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161780 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161780 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161780 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161780 | 16673238
Holdings [Line Items]
Percent of Net Asset Value	(21.90%)
C000161780 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161780 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161780 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161780 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161780 | Country SummaryDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161780 | Country SummaryRomania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161780 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161780 | North America
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161780 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000161780 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161780 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161780 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161780 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161780 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161780 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161780 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000161780 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000161780 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161785 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161785 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	112.40%
C000161785 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161785 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161785 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161785 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161785 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161785 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161785 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161785 | 16673238
Holdings [Line Items]
Percent of Net Asset Value	(21.90%)
C000161785 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161785 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161785 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161785 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161785 | Country SummaryDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161785 | Country SummaryRomania
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161785 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000161785 | North America
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161785 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000161785 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161785 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161785 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161785 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161785 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161785 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161785 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000161785 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000161785 | AssetAgencies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133860 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.70%
C000133860 | AAA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000133860 | AA
Holdings [Line Items]
Percent of Total Investments	35.50%
C000133860 | A
Holdings [Line Items]
Percent of Total Investments	23.20%
C000133860 | BBB
Holdings [Line Items]
Percent of Total Investments	12.20%
C000133860 | BB
Holdings [Line Items]
Percent of Total Investments	4.40%
C000133860 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000133860 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000133860 | A-1+
Holdings [Line Items]
Percent of Total Investments	3.20%
C000133860 | California
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000133860 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000133860 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000133860 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133860 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133860 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133860 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133860 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133860 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000133860 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133860 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133860 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133860 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133860 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133860 | Other
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000133860 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000133863 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.70%
C000133863 | AAA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000133863 | AA
Holdings [Line Items]
Percent of Total Investments	35.50%
C000133863 | A
Holdings [Line Items]
Percent of Total Investments	23.20%
C000133863 | BBB
Holdings [Line Items]
Percent of Total Investments	12.20%
C000133863 | BB
Holdings [Line Items]
Percent of Total Investments	4.40%
C000133863 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000133863 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000133863 | A-1+
Holdings [Line Items]
Percent of Total Investments	3.20%
C000133863 | California
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000133863 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000133863 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000133863 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133863 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133863 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133863 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133863 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133863 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000133863 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133863 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133863 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133863 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133863 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133863 | Other
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000133863 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000133864 | Not Rated
Holdings [Line Items]
Percent of Total Investments	16.70%
C000133864 | AAA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000133864 | AA
Holdings [Line Items]
Percent of Total Investments	35.50%
C000133864 | A
Holdings [Line Items]
Percent of Total Investments	23.20%
C000133864 | BBB
Holdings [Line Items]
Percent of Total Investments	12.20%
C000133864 | BB
Holdings [Line Items]
Percent of Total Investments	4.40%
C000133864 | B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000133864 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000133864 | A-1+
Holdings [Line Items]
Percent of Total Investments	3.20%
C000133864 | California
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000133864 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000133864 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000133864 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000133864 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000133864 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000133864 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133864 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000133864 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000133864 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000133864 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133864 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133864 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000133864 | New Hampshire
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000133864 | Other
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000133864 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000082626 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.50%
C000082626 | AAA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000082626 | AA
Holdings [Line Items]
Percent of Total Investments	46.30%
C000082626 | A
Holdings [Line Items]
Percent of Total Investments	26.90%
C000082626 | BBB
Holdings [Line Items]
Percent of Total Investments	6.10%
C000082626 | BB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082626 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000082626 | A-1+
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085360 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.50%
C000085360 | AAA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000085360 | AA
Holdings [Line Items]
Percent of Total Investments	46.30%
C000085360 | A
Holdings [Line Items]
Percent of Total Investments	26.90%
C000085360 | BBB
Holdings [Line Items]
Percent of Total Investments	6.10%
C000085360 | BB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000085360 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000085360 | A-1+
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085439 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.50%
C000085439 | AAA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000085439 | AA
Holdings [Line Items]
Percent of Total Investments	46.30%
C000085439 | A
Holdings [Line Items]
Percent of Total Investments	26.90%
C000085439 | BBB
Holdings [Line Items]
Percent of Total Investments	6.10%
C000085439 | BB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000085439 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000085439 | A-1+
Holdings [Line Items]
Percent of Total Investments	3.90%
C000082624 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.50%
C000082624 | AAA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000082624 | AA
Holdings [Line Items]
Percent of Total Investments	46.30%
C000082624 | A
Holdings [Line Items]
Percent of Total Investments	26.90%
C000082624 | BBB
Holdings [Line Items]
Percent of Total Investments	6.10%
C000082624 | BB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082624 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000082624 | A-1+
Holdings [Line Items]
Percent of Total Investments	3.90%
C000082625 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.50%
C000082625 | AAA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000082625 | AA
Holdings [Line Items]
Percent of Total Investments	46.30%
C000082625 | A
Holdings [Line Items]
Percent of Total Investments	26.90%
C000082625 | BBB
Holdings [Line Items]
Percent of Total Investments	6.10%
C000082625 | BB
Holdings [Line Items]
Percent of Total Investments	2.50%
C000082625 | B
Holdings [Line Items]
Percent of Total Investments	0.20%
C000082625 | A-1+
Holdings [Line Items]
Percent of Total Investments	3.90%